Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 1,966,389	$ 77,151
Prepaid expenses	223,380
Total current assets	2,189,769	77,151
Prepaid expenses - long-term	108,333
Investments held in Trust Account	230,294,899
Offering costs associated with initial public offering		307,243
Total Assets	232,593,001	384,394
Current liabilities:
Accounts payable	29,673	63,628
Accrued expenses	1,154,373	155,077
Note payable - related party		200,000
Total current liabilities	1,184,046	418,705
Derivative warrant liabilities	11,310,000
Deferred underwriting fees	8,050,000	7,000,000
Working Capital Loan - related party	200,000
Total liabilities	20,744,046	418,705
Commitments and Contingencies (Note 5)
Class A ordinary shares subject to possible redemption; 23,000,000 and -0- shares at redemption value	230,194,899
Shareholders' Deficit
Preference shares
Additional paid-in capital		24,014
Accumulated deficit	(18,346,930)	(59,311)
Total shareholders' deficit	(18,345,944)	(34,311)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	232,593,001	384,394
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption; 23,000,000 and -0- shares at redemption value	230,194,899
Shareholders' Deficit
Common stock value
Common Class B [Member]
Shareholders' Deficit
Common stock value	$ 986	$ 986	[1]

[1]	This number includes up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.